Interest income and finance expense	12 Months Ended
Dec. 31, 2021
Finance expense
Interest income and finance expense
5. Interest income and finance expense

Accounting policy
Interest income comprises interest income on cash deposits, rehabilitation obligation funds and the right of recovery asset. Interest income is recognised using the effective interest method.
Finance expense comprises interest on borrowings, lease liabilities, environmental rehabilitation obligation, occupational healthcare obligation, deferred payment, dissenting shareholder liability, deferred revenue, deferred consideration and the Marikana dividend obligation and is offset by borrowing costs capitalised on qualifying assets where applicable.
Interest payable on borrowings is recognised in profit or loss over the term of the borrowings using the effective interest method. Cash flows from interest paid are classified under operating activities in the statement of cash flows.

5.1 Interest income

Figures in million – SA rand	Note	2021	2020	2019
Interest received on cash deposits		948	714	264
Interest received on rehabilitation obligation funds	21	174	245	265
Interest on right of recovery asset		32	16	16
Other		48	90	15
Total interest income		1,202	1,065	560
5.2 Finance expense

Figures in million – SA rand	Notes	2021	2020	2019
Interest charge on:
Borrowings (interest)		(801)	(1,290)	(1,445)
Borrowings (accrued interest and unwinding of amortised cost)	28	(302)	(394)	(374)
Lease liabilities	29	(29)	(34)	(34)
Environmental rehabilitation obligation	30	(615)	(684)	(579)
Occupational healthcare obligation	31	(77)	(96)	(116)
Deferred Payment (related to the Rustenburg operation acquisition)	22.2	(158)	(187)	(179)
Dissenting shareholders		—	—	(21)
Deferred revenue[1]	32	(309)	(349)	(352)
Deferred consideration (related to Pandora acquisition)	22.2	(54)	(49)	(41)
Marikana dividend obligation	22.2	(87)	—	—
Other		(64)	(69)	(162)
Total finance expense		(2,496)	(3,152)	(3,303)
[1] For the year ended 31 December 2021, interest expense includes non-cash interest of R309 million (2020: R322 million, 2019: R311 million) relating to the Wheaton Stream. In addition, interest expense for the year ended 31 December 2020 includes non-cash interest of R13 million (2019: R41 million) relating to the BTT project. Although there is no cash financing cost related to this arrangement, IFRS 15 requires the Group to recognise a notional financing charge due to the significant time delay between receiving the upfront streaming payment and satisfying the related performance obligations. A discount rate of 4.6% and 5.2% was used for the Wheaton palladium and gold stream respectively and 11.5% was used for the BTT stream in determining the finance costs to be recognised as part of the streaming transactions entered into. For the year ended 31 December 2020, interest expense also includes R14 million non-cash interest relating to the platinum forward sale entered into by WPL on 3 March 2020